Commitments - Summary of Future Aggregate Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - CAD	Dec. 31, 2017	Dec. 31, 2016
Disclosure of future minimum commitments for non cancellable operating lease [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	CAD 599,000,000	CAD 552,000,000
Less than one year [member]
Disclosure of future minimum commitments for non cancellable operating lease [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	93,000,000	80,000,000
One to five years [member]
Disclosure of future minimum commitments for non cancellable operating lease [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	179,000,000	162,000,000
Thereafter [member]
Disclosure of future minimum commitments for non cancellable operating lease [Line Items]
Future aggregate minimum lease payments under non-cancellable operating leases	CAD 327,000,000	CAD 310,000,000